Investments	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Investments
12.	Investments

	As at December 31, 2022	As at December 31, 2021
Level 1 investments	71,979	16,391
Level 3 investments	13,985	15,000
	85,964	31,391
Investments that were previously disclosed in Other assets in the consolidated statements of financial position are now separately presented in the Investments line item and were recast due to the material nature of the account in 2022.
Level 1 investments include 1,026,696
shares of ArcBest Corporation (NYSE: ARCB) that were marked to market with the publicly available stock price. Level 3 investments were marked to fair value based on the company performance as at December 31, 2022. The Group elected to designate these investments as at fair value through OCI.